EQUIPMENT (Tables)	12 Months Ended
Nov. 30, 2020
Expected Volatility Of Fair Value
Schedule of Equipment
	Computer Equipment	Vehicles	Total
	$	$	$
Cost:
At November 30, 2018	-	-	-
Additions	125,143	-	125,143
Net exchange differences	(277)	-	(277)
At November 30, 2019	124,866	-	124,866
Additions	-	56,436	56,436
Net exchange differences	(3,043)	(293)	(3,336)
At November 30, 2020	121,823	56,143	177,966

Depreciation:
At November 30, 2018	1,553	-	1,553
Net exchange differences	8	-	8
At November 30, 2019	1,561	-	1,561
Additions	37,417	-	37,417
Net exchange differences	(1,365)	-	(1,365)
At November 30, 2020	37,613	-	37,613

Net book value:
At November 30, 2019	123,305	-	123,305
At November 30, 2020	84,210	56,143	140,353